Fair Value Measurements, Assets and Liabilities Measured at Fair Value on a Recurring Basis (FY) (Details) $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Assets [Abstract]
Restricted cash	$ 2,914	$ 3,277		$ 3,275	$ 0		$ 0
Liabilities [Abstract]
Contingent consideration liability	$ 370	$ 660		$ 1,066	$ 1,066		$ 0
Valuation Technique, Option Pricing Model [Member]
Fair Value Measurements [Abstract]
Term		3 years 6 months			4 years 6 months
Valuation Technique, Option Pricing Model [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	94.22
Valuation Technique, Option Pricing Model [Member] | Risk-free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0021	0.0021			0.0167
Valuation Technique, Option Pricing Model [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.52	0.52			0.47
Valuation Technique, Option Pricing Model [Member] | Dividend Yield [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0	0.000			0.000
Series C Preferred Stock [Member] | Valuation Technique, Option Pricing Model [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input		13.03			3.81
Recurring [Member]
Assets [Abstract]
Cash and cash equivalents	$ 261,013	$ 14,642	[1]		$ 4,736	[1]
Short-term investments	25,000	0
Restricted cash	2,914	3,277
Assets	288,927	17,919			4,736
Liabilities [Abstract]
Contingent consideration liability	370	660	[2]		1,066	[2]
Warrants to purchase Series C Preferred stock		1,172	[3]		246	[4]
Liabilities	370	1,832			1,312
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	261,013	14,642	[1]		4,736	[1]
Short-term investments	25,000	0
Restricted cash	2,914	3,277
Assets	288,927	17,919			4,736
Liabilities [Abstract]
Contingent consideration liability	0	0	[2]		0	[2]
Warrants to purchase Series C Preferred stock		0	[3]		0	[4]
Liabilities	0	0			0
Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Cash and cash equivalents	0	0	[1]		0	[1]
Short-term investments	0	0
Restricted cash	0	0
Assets	0	0			0
Liabilities [Abstract]
Contingent consideration liability	0	0	[2]		0	[2]
Warrants to purchase Series C Preferred stock		0	[3]		0	[4]
Liabilities	0	0			0
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Cash and cash equivalents	0	0	[1]		0	[1]
Short-term investments	0	0
Restricted cash	0	0
Assets	0	0			0
Liabilities [Abstract]
Contingent consideration liability	370	660	[2]		1,066	[2]
Warrants to purchase Series C Preferred stock		1,172	[3]		246	[4]
Liabilities	$ 370	$ 1,832			$ 1,312

[1]	As of December 31, 2020 and 2019, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.
[2]	The Company's business acquisition of Second Phase (discussed in Note 3) is included in contingent consideration. The Company's valuation of the fair value of contingent consideration related to Second Phase at December 31, 2020 was based on management's expectations of the achievement of targets related to the contingent consideration.
[3]	As of December 31, 2020, the Company had outstanding warrants to purchase Series C Preferred stock, as described in Note 9. The determination of the fair value of the warrants was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $94.22; term of 3.5 years; risk-free rate of 0.21%; volatility of 52%; and a dividend yield of 0.0%.
[4]	As of December 31, 2019, the fair value of the warrants to purchase Series C Preferred stock was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $27.53; term of 4.5 years; risk-free rate of 1.67%; volatility of 47%; and a dividend yield of 0.0%.